Taxation	9 Months Ended
Sep. 30, 2022
Taxation
Taxation

12.Taxation

	Three months ended		Nine months ended
	September 30,	September 30,	September 30,	September 30,
	2022	2021	2022	2021
	$’000	$’000	$’000	$’000

Current taxes on income	31,897	29,621	83,905	75,821
Deferred income taxes	(72,870)	(2,090)	(91,653)	(8,277)
Total taxes	(40,973)	27,531	(7,748)	67,544

Income tax expense is recognized based on management’s estimate of the weighted average annual income tax rate for the period by jurisdiction.